SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Preferred Equity Units (Details) ₨ in Millions, $ in Millions	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 INR (₨) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 INR (₨)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,053		$ 1,042
Real Estate1 [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 2,755		3,578
Preferred equity held by third party investor in BIP India Trust [Member] | Real Estate and other
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital | ₨		₨ 617
Preferred equity held by third party investor in BIP India Trust [Member] | Infrastructure
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	664,000,000	664,000,000
Subsidiary preferred shares and capital | ₨		₨ 2,138		₨ 1,906
Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member] | Real Estate1 [Member]
Disclosure of subsidiaries [line items]
Preferred Equity Units Dividend Rate Percentage	90.00%	90.00%
Subsidiary preferred shares and capital	$ 0		1,392
Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member] | Real Estate and other
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital			$ 280